Effects of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Effects of New Accounting Pronouncements	Effects of New Accounting Pronouncements
The following new Financial Accounting Standards Board (FASB) Accounting Standards Updates (ASU) were adopted in 2020, 2019 and 2018:
Adoption of New Accounting Standards in 2020
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, provides financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in ASU 2016-13 replace the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to form credit loss estimates. The measurement of expected credit losses under Topic 326 is applicable to financial assets measured at amortized cost, including loan receivables and held-to-maturity debt securities. It also applies to off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees, and other similar instruments) and net investments in leases recognized by a lessor in accordance with Topic 842 on leases. In addition, Topic 326 made changes to the accounting for available-for-sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available-for-sale debt securities management does not intend to sell or believes is more likely than not they will be required to sell.
We adopted Topic 326 on January 1, 2020 using the modified retrospective approach by recognizing the effect of initially applying Topic 326 as an after-tax $15.1 million ($19.6 million pre-tax) adjustment to the opening balance of retained earnings at January 1, 2020 for credit losses on loans, notes and accounts receivable. The adoption did not have an impact on our consolidated statements of income or cash flows.
ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606, precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer of that transaction. The guidance amends ASC 808 to refer to unit-of-account guidance in ASC 606 and requires it to be used only when assessing whether a transaction is in the scope of ASC 606. ASU 2018-18 is effective for us for annual periods beginning on January 1, 2020. Entities are required to apply the amendments retrospectively to the date they initially applied ASC 606. We adopted ASU 2018-18 on January 1, 2020 without any cumulative effect.
ASU 2020-03, Codification Improvements to Financial Instruments, was issued to improve and clarify various financial instrument topics, including Topic 326 issued in 2016. The ASU includes seven issues that describe areas of improvement and the related amendments to GAAP. They are intended to make the standards easier to understand and apply and to eliminate inconsistencies. They are narrow in scope and are not expected to significantly change practice for most entities. The amendments have different effective dates with early adoption permitted. We adopted ASU 2020-03 on January 1, 2020 without any effect.
ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815, addresses accounting for the transition into and out of the equity method and measuring certain purchased options and forward contracts to acquire investments. The ASU is effective on January 1, 2021. Early adoption is permitted, including early adoption in an interim period. We adopted ASU 2020-01 on June 30, 2020 without any impact.
Adoption of New Accounting Standards in 2019
The FASB issued guidance codified in Accounting Standards Codification (ASC) Topic 842, Leases (Topic 842), which supersedes the lease requirements in ASC Topic 840 and aims to increase transparency and comparability among organizations and requires disclosure of key information about leasing arrangements. The main principle of ASC 842 requires lessees to recognize the assets and liabilities that arise from nearly all leases on the consolidated balance sheet. Lessor accounting remains mainly consistent with the former guidance, with the majority of changes allowing for better alignment with the new lessee model and ASC Topic 606. We adopted these standards as per the effective date of January 1, 2019, using the modified retrospective approach and did not restate comparative periods. Under this approach, the cumulative effect of initially applying the standard was recognized as an adjustment to the opening balance of retained earnings on the date of initial application. As a lessee, the classification of our leases did not change, but we recognized a lease liability and corresponding right-of-use asset on our consolidated balance sheets for all our operating leases. We have elected the package of practical expedients which allows us to not reassess (1) whether existing contracts contain leases, (2) the lease classification for existing leases, and (3) whether existing initial direct costs meet the new definition. We also elected the hindsight practical expedient which permits entities to use hindsight in determining the lease term when transitioning to ASC 842. Our initial lease liabilities and right-of-use assets totaled $57.7 million and $57.4 million, respectively, as recorded in our consolidated balance sheet as of January 1, 2019, primarily relating to leased office space. The difference between the additional lease assets and lease liabilities was recorded as a $0.3 million adjustment to retained earnings. Further disclosure is found in Note 12 "Leases".
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, makes more financial and nonfinancial hedging strategies eligible for hedge accounting. It also amends the presentation and disclosure requirements and changes how companies assess effectiveness. It is intended to more closely align hedge accounting with companies’ risk management strategies, simplify the application of hedge accounting, and increase transparency as to the scope and results of hedging programs. The new guidance became effective for public entities beginning on January 1, 2019 by applying a modified retrospective approach to existing hedging relationships as of the adoption date. Under the modified retrospective approach, entities with cash flow or net investment hedges will make (1) a cumulative-effect adjustment to accumulated other comprehensive income so that the adjusted amount represents the cumulative change in the hedging instruments’ fair value since hedge inception (less any amounts that should have been recognized in earnings under the new accounting model) and (2) a corresponding adjustment to opening retained earnings as of the most recent period presented on the date of adoption. We adopted ASU 2017-12 on January 1, 2019 without any cumulative effect.
ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for public entities for annual periods beginning January 1, 2020 and early adoption is permitted. The new guidance is required to be applied on a prospective basis. We adopted ASU 2017-04 on January 1, 2019 and applied the new guidance prospectively as required.
ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework, provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 is effective for public entities for annual periods beginning January 1, 2020. Entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. We adopted ASU 2018-13 on January 1, 2019 and applied the entire standard to disclosures as required beginning in 2019.
ASU 2018-15, Intangibles--Goodwill and Other--Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, provides guidance on a customer's accounting for implementation, set-up, and other upfront costs incurred in a cloud computing arrangement that is hosted by the vendor, i.e. a service contract. Under the new guidance, customers will apply the same criteria for capitalizing implementation costs as they would for an arrangement that has a software license. ASU 2018-15 is effective for public entities for annual periods beginning January 1, 2020, and early adoption is permitted and should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. We adopted ASU 2018-15 on January 1, 2019 and applied the guidance to all implementation costs prospectively.
ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, amends how a decision maker or service provider determines whether its fee is a variable interest entity (VIE) when a related party under common control also has an interest in the VIE. We adopted ASU 2018-17 on January 1, 2019, on a prospective basis.
Adoption of New Accounting Standards in 2018
ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and additional related accounting standard updates to clarify and provide implementation guidance were adopted with a date of initial application of January 1, 2018. The comparative information for 2017 has not been adjusted and continues to be reported under ASC Topic 605 Revenue Recognition. As a result, we changed our accounting policy for revenue recognition. We applied the Topic 606 using the "modified retrospective method" by recognizing the effect of initially applying Topic 606 as an $1.3 million decrease to the opening balance of retained earnings at January 1, 2018, for all contracts not completed at January 1, 2018.
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities as well as an additional clarifying accounting standard update became effective for our financial statements beginning in the first quarter of 2018. This ASU makes targeted improvements to existing U.S. GAAP for both the recognition and measurement of financial assets and financial liabilities. Changes in accounting to our equity investments as a result of this standard are further discussed in Notes below. As required, we adopted using a cumulative-effect adjustment to the balance sheet as of the beginning of 2018 and recorded an adjustment to decrease opening retained earnings at January 1, 2018 by $0.9 million (pre-tax $1.1 million) as required for our equity investments recorded at fair value.
ASU 2016-05, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments and ASU 2016-18, Statement of Cash Flows (Topic 320): Restricted Cash, addresses classification issues and presentation related to the statement of cash flows and was adopted on January 1, 2018 without any impact from the adoption.
ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, aims to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. This standard was adopted on a modified retrospective basis resulting in a decrease to opening retained earnings of $16.1 million at January 1, 2018.
ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, clarifies and provides a more robust framework to use in determining when a set of assets and activities is a business. We adopted this update beginning January 1, 2018, without impact.
ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting, clarifies when to account for a change to the terms and conditions of a share-based payment award as a modification. This guidance is effective prospectively and was adopted as of January 1, 2018.
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, permits reclassification of stranded tax effects of the U.S. Tax Cuts and Jobs Act (Tax Act). We adopted this standard as of April 1, 2018 with no impact as we had no stranded tax effects. This guidance only relates to the effects of the Tax Act. For all other tax law changes that have occurred or may occur in the future, we reclassify the tax effects to the consolidated statement of income (loss) on an item-by-item basis when the pre-tax item in accumulated other comprehensive income (loss) is reclassified to income.
ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, aligns most of the accounting for share-based payment awards issued to employees and non-employees. We early adopted this standard as of July 1, 2018, without material impact.
New Accounting Standards Not Yet Adopted
The following new FASB Accounting Standards Updates, which are not yet adopted as of December 31, 2020, have been grouped by their required effective dates or early adoption date:
First Quarter of 2021
ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod tax allocations and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating income taxes to members of a consolidated group. ASU 2019-12 is effective for annual periods beginning on January 1, 2021, with earlier adoption permitted. We adopted the ASU on the effective date of January 1, 2021 and the adoption of this guidance did not have an impact on our consolidated financial statements on the date of adoption. Ultimately, the impact in future periods will be dependent on the extent of future events or conditions that would be affected such as enacted changes in tax laws or rates.

ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, reduces the number of accounting models for convertible instruments. The ASU also amends diluted earnings per share (EPS) calculations for convertible instruments, which will result in more dilutive EPS results. The ASU also amends the requirements for a contract (or embedded derivative) that is potentially settled in an entity’s own shares to be classified in equity. ASU 2020-06 is effective for annual periods beginning on January 1, 2022, with earlier adoption on January 1, 2021 permitted. We early adopted ASU 2020-06 on January 1, 2021 and as a result reclassified $54.1 million from equity for the conversion feature to the liability for our 2027 Convertible Notes further discussed in Note 16 "Debt".
Through December 31, 2022
ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, and ASU 2021-01 Reference Rate Reform (Topic 848): Scope, provide companies with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates that are expected to be discontinued. Companies can apply the ASU immediately. However, the guidance will only be available for a limited time, generally through December 31, 2022. We continue to evaluate the guidance.